PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Nov. 30, 2021
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

11.  PROPERTY, PLANT AND EQUIPMENT

Accounting Policy

Property, plant and equipment are stated at cost less accumulated depreciation and accumulated impairment losses.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably. The carrying amount of the replaced part is derecognized. All other repairs and maintenance are charged to profit or loss during the financial period in which they are incurred.

The depreciation rates applicable to each category of property, plant and equipment are as follows:

Building	15 - 50 years straight-line
Computer equipment and software	20% - 100% declining balance
Office furniture and equipment	20% - 50% declining balance
Lab and production equipment	20% declining balance
Right of use asset	2 – 10 years straight-line
Leasehold improvements	7 years straight-line

The estimated useful lives, residual values and depreciation methods are reviewed at the end of each reporting year, with the effect of any changes in estimates accounted for on a prospective basis. The determination of appropriate useful lives and residual values are based on management’s judgement; therefore, the resulting depreciation is subject to estimation uncertainty.

Long-lived assets, such as property, plant and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset exceeds its recoverable amount. The recoverable amount of an asset is the higher of its fair value, less costs of disposal, and its value in use. If the carrying amount of an asset exceeds its recoverable amount, an impairment charge is recognized immediately in the consolidated statement of comprehensive loss, by the amount by which the carrying amount of the asset exceeds the recoverable amount. Where an impairment loss subsequently reverses, the carrying amount of the asset is increased to the lesser of the revised estimate of recoverable amount, and the carrying amount that would have been recorded had no impairment loss been recognized previously.

Recognition and subsequent measurement of right of use assets is discussed in Note 15 “Lease Liabilities”.

Items of equipment are derecognized upon disposal or when no future economic benefits are expected to arise from their continued use. Any gain or loss arising from disposal or retirement is determined as the difference between the consideration received and the carrying amount of the asset and is recognized in profit or loss.

Accounting Estimates and Judgments

Amortization of property, plant and equipment is dependent upon the estimated useful lives, which are determined through the exercise of judgment. The assessment of any impairment of these assets is dependent upon estimates of recoverable amounts that take into account factors such as economic and market conditions and the useful lives of assets.

11.  PROPERTY, PLANT AND EQUIPMENT - continued

Explanatory information

				Computer	Office	Lab and
				equipment	furniture and	production	Right-of-use
	Land	Buildings	Leaseholds	and software	equipment	equipment	asset	Total
	$	$	$	$	$	$	$	$
Cost
Balance, November 30, 2019	3,699	13,759	116	546	659	11,768	—	30,547
Additions	—	21,447	332	342	364	3,238	4,969	30,692
Disposals	—	—	—	(88)	—	(366)	(285)	(739)
Balance, November 30, 2020	3,699	35,206	448	800	1,023	14,640	4,684	60,500
Additions	—	3,321	1,555	272	218	8,181	—	13,547
Additions from LYF acquisition (Note 19)	1,160	4,155	—	26	320	1,409	—	7,070
Additions from GR acquisition (Note 19)	—	—	79	86	306	695	1,853	3,019
Additions from CS acquisition (Note 19)	1,477	4,126	—	128	8	339	53	6,131
Foreign exchange adjustments	—	—	4	4	14	32	85	139
Disposals	—	(7)	—	(16)	—	(166)	—	(189)
Balance, November 30, 2021	6,336	46,801	2,086	1,300	1,889	25,130	6,675	90,217
Accumulated depreciation
Balance, November 30, 2019	—	779	—	348	362	2,684	—	4,173
Depreciation	—	417	9	193	193	2,124	487	3,423
Disposals	—	—	—	(86)	—	(23)	(143)	(252)
Balance, November 30, 2020	—	1,196	9	455	555	4,785	344	7,344
Depreciation	—	1,242	42	299	351	2,571	1,008	5,513
Disposals	—	—	—	(2)	—	(49)	—	(51)
Balance, November 30, 2021	—	2,438	51	752	906	7,307	1,352	12,806
Carrying value
November 30, 2020	3,699	34,010	439	345	468	9,855	4,340	53,156
November 30, 2021	6,336	44,363	2,035	548	983	17,823	5,323	77,411

During the year ended November 30, 2021, the Company recognized $5,513 of depreciation (November 30, 2020 – $3,423). Of this amount, $2,119 was allocated to cost of sales during the year ended November 30, 2021 (November 30, 2020 - $575).